Investment Securities - Gross Unrealized Losses and Fair Value of Investment Securities (Details) $ in Millions	Dec. 31, 2023 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	$ 4,172
Less Than 12 Months, Unrealized Losses	(28)
12 Months or Greater, Fair Value	53,443
12 Months or Greater, Unrealized Losses	(6,706)
Total, Fair Value	57,615
Total, Unrealized Losses	(6,734)
U.S. Treasury and agencies
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	874
Less Than 12 Months, Unrealized Losses	(3)
12 Months or Greater, Fair Value	17,270
12 Months or Greater, Unrealized Losses	(2,231)
Total, Fair Value	18,144
Total, Unrealized Losses	(2,234)
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	519
Less Than 12 Months, Unrealized Losses	(8)
12 Months or Greater, Fair Value	21,356
12 Months or Greater, Unrealized Losses	(2,203)
Total, Fair Value	21,875
Total, Unrealized Losses	(2,211)
Commercial mortgage-backed securities | Agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	7,343
12 Months or Greater, Unrealized Losses	(1,360)
Total, Fair Value	7,343
Total, Unrealized Losses	(1,360)
Commercial mortgage-backed securities | Non-agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	6
12 Months or Greater, Unrealized Losses	(1)
Total, Fair Value	6
Total, Unrealized Losses	(1)
Asset-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	2,235
Less Than 12 Months, Unrealized Losses	(14)
12 Months or Greater, Fair Value	0
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	2,235
Total, Unrealized Losses	(14)
Obligations of state and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	544
Less Than 12 Months, Unrealized Losses	(3)
12 Months or Greater, Fair Value	7,464
12 Months or Greater, Unrealized Losses	(911)
Total, Fair Value	8,008
Total, Unrealized Losses	(914)
Other
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Less Than 12 Months, Fair Value	0
Less Than 12 Months, Unrealized Losses	0
12 Months or Greater, Fair Value	4
12 Months or Greater, Unrealized Losses	0
Total, Fair Value	4
Total, Unrealized Losses	$ 0